Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing

NOTE 5 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2011	2010
Mortgage loan portfolios serviced for:
FHLMC	$60,733	$65,595
FHLB	173	406

Total	$60,906	$66,001

Custodial escrow balances maintained in connection with serviced loans were $249 and $255 at year-end 2011 and 2010.

Activity for capitalized mortgage servicing rights was as follows:

	2011	2010
Servicing rights:
Beginning of year	$414	$424
Additions	66	123
Amortized to expense	(105)	(91)
Change in valuation allowance	(27)	(42)

End of year	$348	$414

	2011	2010
Valuation allowance:
Beginning of year	$92	$50
Additions expensed	48	68
Reductions credited to expense	(21)	(26)
Direct write-downs	—	—

End of year	$119	$92

The fair value of mortgage servicing rights was $359 and $456 at year-end 2011 and 2010. At year-end 2011, $77 of the mortgage servicing rights were carried at book value and $271 of the mortgage servicing rights were carried at their fair value, which is made up of the outstanding balance of $390, net of a valuation allowance of $119. Fair value at year-end 2011 was determined using a discount rate of 9.0%, prepayment speeds ranging from 14.3% to 23.8%, depending on the stratification of the specific right, and a weighted average default rate of approximately 0.5%. At year-end 2010, $137 of the mortgage servicing rights were carried at book value and $277 of the mortgage servicing rights were carried at their fair value, which was made up of the outstanding balance of $506, net of a valuation allowance of $92. Fair value at year-end 2010 was determined using a discount rate of 9.0%, prepayment speeds ranging from 8.2% to 22.6%, depending on stratification of the specific right, and a weighted average default rate of approximately 0.5%.

The weighted average amortization period is 3.54 years.